Share-based payments - Restricted share units (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share-based payments
Share price | $ / shares	$ 2.62
Restricted share units
Share-based payments
Balance-Beginning of year	3,544,887	2,312,963
Issued	3,686,000	2,100,000
Expired		(163,333)
Redeemed	(2,378,588)	(704,743)
Balance- End of year	4,852,299	3,544,887
Share price | $ / shares	$ 1.85	$ 1.16
Weighted average remaining contractual life (years)	1 year 10 months 28 days
Number of RSUs vested exercisable	2,201,465